Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2019 (unaudited)

			Shares	Value
Common Stocks : 0.00%
Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$586

Total Common Stocks (Cost $606)				586

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 120.70%
Communication Services : 19.40%
Diversified Telecommunication Services : 1.31%
Level 3 Financing Incorporated	5.13	5-1-2023	$1,595,000	1,603,007
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,557,725
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,140,323
Level 3 Financing Incorporated	5.63	2-1-2023	1,350,000	1,367,550
Level 3 Financing Incorporated	6.13	1-15-2021	634,000	634,000
				7,302,605

Entertainment : 0.69%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,450,000	2,526,563
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	790,000	799,875
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	525,000	555,844
				3,882,282

Media : 14.65%
CCO Holdings LLC 144A	4.00	3-1-2023	175,000	175,875
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	384,863
CCO Holdings LLC	5.13	2-15-2023	2,266,000	2,297,158
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	3,035,864
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	773,438
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,071,040
CCO Holdings LLC 144A	5.38	5-1-2025	7,000,000	7,227,500
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	339,219
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	5,978,386
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,441,063
Clear Channel Worldwide Holdings Incorporated 144A	9.25	2-15-2024	82,000	88,970
CSC Holdings LLC 144A	5.38	7-15-2023	3,000,000	3,076,800
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,172,813
CSC Holdings LLC 144A	5.50	5-15-2026	2,425,000	2,534,125
CSC Holdings LLC 144A	7.50	4-1-2028	2,150,000	2,367,688
CSC Holdings LLC 144A	7.75	7-15-2025	3,825,000	4,111,875
Diamond Sports Group LLC 144A%%	5.38	8-15-2026	375,000	381,094
Diamond Sports Group LLC 144A%%	6.63	8-15-2027	375,000	384,375
DISH Network Corporation	3.38	8-15-2026	3,125,000	2,863,556
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,463,000
Gray Television Incorporated 144A	5.88	7-15-2026	6,700,000	6,951,250
Gray Television Incorporated 144A	7.00	5-15-2027	675,000	738,281
Lamar Media Corporation	5.38	1-15-2024	725,000	745,844
Lamar Media Corporation	5.75	2-1-2026	200,000	210,940
National CineMedia LLC	6.00	4-15-2022	6,790,000	6,840,925
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	425,000	435,094
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	3,040,000	3,085,600
Nexstar Escrow Incorporated 144A	5.63	7-15-2027	300,000	310,875
Nielsen Finance LLC 144A	5.00	4-15-2022	5,125,000	5,117,056
Outfront Media Capital Corporation	5.63	2-15-2024	960,000	986,400
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,311,172
Salem Media Group Incorporated 144A	6.75	6-1-2024	5,250,000	4,620,000

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow Incorporated 144A	5.88%	7-15-2027	$400,000	$404,076
The E.W. Scripps Company 144A	5.13	5-15-2025	6,194,000	6,174,613
				82,100,828

Wireless Telecommunication Services : 2.75%
Sprint Capital Corporation	6.88	11-15-2028	375,000	412,500
Sprint Capital Corporation	8.75	3-15-2032	1,975,000	2,456,406
Sprint Communications Incorporated 144A	7.00	3-1-2020	200,000	204,250
Sprint Communications Incorporated	7.00	8-15-2020	380,000	394,140
T-Mobile USA Incorporated	4.00	4-15-2022	1,075,000	1,093,813
T-Mobile USA Incorporated	4.50	2-1-2026	475,000	483,906
T-Mobile USA Incorporated	4.75	2-1-2028	900,000	924,750
T-Mobile USA Incorporated	5.13	4-15-2025	775,000	800,188
T-Mobile USA Incorporated	5.38	4-15-2027	2,250,000	2,387,813
T-Mobile USA Incorporated	6.00	3-1-2023	600,000	610,374
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	287,034
T-Mobile USA Incorporated	6.38	3-1-2025	3,050,000	3,160,563
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	145,075
T-Mobile USA Incorporated	6.50	1-15-2026	1,900,000	2,022,930
				15,383,742

Consumer Discretionary : 17.35%
Auto Components : 3.21%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,695,000	1,695,000
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,475,000	8,610,176
Allison Transmission Incorporated 144A	5.88	6-1-2029	1,050,000	1,115,625
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,838,750
Cooper Tire & Rubber Company	8.00	12-15-2019	400,000	405,948
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	325,000	336,278
				18,001,777

Distributors : 1.19%
IAA Spinco Incorporated 144A	5.50	6-15-2027	3,550,000	3,711,969
LKQ Corporation	4.75	5-15-2023	2,915,000	2,963,098
				6,675,067

Diversified Consumer Services : 2.65%
Carriage Services Incorporated 144A	6.63	6-1-2026	1,125,000	1,153,125
Service Corporation International	4.63	12-15-2027	1,325,000	1,358,125
Service Corporation International	5.38	5-15-2024	75,000	76,974
Service Corporation International	7.50	4-1-2027	8,700,000	10,461,750
Service Corporation International	8.00	11-15-2021	1,635,000	1,794,413
				14,844,387

Hotels, Restaurants & Leisure : 2.97%
CCM Merger Incorporated 144A	6.00	3-15-2022	8,475,000	8,686,875
Hilton Domestic Operating Company Incorporated 144A	4.88	1-15-2030	375,000	385,313
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	1,175,000	1,220,661
KFC Holding Company 144A	5.00	6-1-2024	2,075,000	2,142,438
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	4,025,000	4,191,031
				16,626,318

Specialty Retail : 6.10%
Asbury Automotive Group Incorporated	6.00	12-15-2024	7,200,000	7,470,000
Group 1 Automotive Incorporated	5.00	6-1-2022	2,259,000	2,284,798
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	3,275,000	3,344,594

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Lithia Motors Incorporated 144A	5.25%	8-1-2025	$6,725,000	$6,943,563
Penske Auto Group Incorporated	3.75	8-15-2020	1,045,000	1,047,613
Penske Auto Group Incorporated	5.38	12-1-2024	5,400,000	5,548,500
Penske Auto Group Incorporated	5.75	10-1-2022	2,325,000	2,350,040
Sonic Automotive Incorporated	5.00	5-15-2023	3,400,000	3,424,820
Sonic Automotive Incorporated	6.13	3-15-2027	1,799,000	1,794,503
				34,208,431

Textiles, Apparel & Luxury Goods : 1.23%
Levi Strauss & Company	5.00	5-1-2025	200,000	207,500
The William Carter Company 144A	5.63	3-15-2027	2,450,000	2,569,438
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	4,100,000	4,100,000
				6,876,938

Consumer Staples : 1.66%
Beverages : 0.21%
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,153,125

Food Products : 1.14%
B&G Foods Incorporated	4.63	6-1-2021	670,000	670,838
Darling Ingredients Incorporated 144A	5.25	4-15-2027	975,000	1,013,210
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	375,000	391,875
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	75,000	77,813
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,436,700
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	400,000	420,000
Prestige Brands Incorporated 144A	6.38	3-1-2024	660,000	685,377
US Foods Incorporated 144A	5.88	6-15-2024	670,000	686,750
				6,382,563

Household Products : 0.31%
Central Garden & Pet Company	5.13	2-1-2028	400,000	400,000
Central Garden & Pet Company	6.13	11-15-2023	405,000	420,188
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	802,861
Spectrum Brands Incorporated	6.63	11-15-2022	125,000	127,500
				1,750,549

Energy : 23.59%
Energy Equipment & Services : 6.81%
Bristow Group Incorporated †*	6.25	10-15-2022	9,325,000	1,771,750
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,875,000	1,811,250
Era Group Incorporated	7.75	12-15-2022	4,745,000	4,745,000
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	2,968,250
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	4,079,638
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,406,500
NGPL PipeCo LLC 144A	4.38	8-15-2022	850,000	882,683
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,050,000	1,126,125
NGPL PipeCo LLC 144A	7.77	12-15-2037	9,800,000	12,874,750
Oceaneering International Incorporated	6.00	2-1-2028	4,350,000	4,263,000
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,236,215
				38,165,161

Oil, Gas & Consumable Fuels : 16.78%
Andeavor Logistics LP	5.25	1-15-2025	1,150,000	1,216,292
Antero Midstream Partners LP 144A	5.75	1-15-2028	1,800,000	1,680,750
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,672,688

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Archrock Partners LP 144A	6.88%	4-1-2027	$1,375,000	$1,447,188
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	2,075,000	2,064,625
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	700,000	687,400
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	2,200,000	2,395,030
Cheniere Energy Partners LP	5.25	10-1-2025	9,575,000	9,922,285
Cheniere Energy Partners LP	5.63	10-1-2026	1,325,000	1,401,188
Denbury Resources Incorporated	6.38	12-31-2024	1,713,000	1,041,125
Denbury Resources Incorporated 144A	7.75	2-15-2024	2,399,000	1,757,268
Denbury Resources Incorporated 144A	9.00	5-15-2021	1,625,000	1,531,563
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,362,000	1,195,155
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,121,235
EnLink Midstream Partners LP	4.15	6-1-2025	200,000	197,000
EnLink Midstream Partners LP	4.40	4-1-2024	6,450,000	6,556,748
EnLink Midstream Partners LP	4.85	7-15-2026	2,275,000	2,309,125
EnLink Midstream Partners LP	5.38	6-1-2029	175,000	180,416
Gulfport Energy Corporation	6.00	10-15-2024	3,990,000	3,071,901
Indigo Natural Resources LLC 144A	6.88	2-15-2026	850,000	716,125
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,203,930
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,172,144
Murphy Oil Corporation	4.20	12-1-2022	3,200,000	3,247,104
Murphy Oil Corporation	5.75	8-15-2025	360,000	369,000
Murphy Oil Corporation	6.88	8-15-2024	1,600,000	1,671,840
Nabors Industries Incorporated	0.75	1-15-2024	2,850,000	2,001,347
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	5,495,000	5,624,598
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,300,000	3,660,690
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,314,200
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,416,313
Rose Rock Midstream LP	5.63	11-15-2023	1,850,000	1,780,625
SemGroup Corporation	6.38	3-15-2025	5,625,000	5,400,000
SemGroup Corporation	7.25	3-15-2026	2,869,000	2,782,930
Southern Star Central Corporation 144A	5.13	7-15-2022	3,062,000	3,077,310
Southwestern Energy Company	6.20	1-23-2025	75,000	64,688
Southwestern Energy Company	7.50	4-1-2026	750,000	656,250
Southwestern Energy Company	7.75	10-1-2027	750,000	650,865
Summit Midstream Holdings LLC	5.75	4-15-2025	500,000	430,000
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	10,850,000	10,985,625
Tesoro Logistics LP	6.38	5-1-2024	725,000	759,438
Ultra Resources Incorporated 144A	7.13	4-15-2025	8,900,000	712,000
Whiting Petroleum Corporation	1.25	4-1-2020	900,000	875,835
				94,021,839

Financials : 7.10%
Banks : 0.06%
Citigroup Incorporated	4.13	3-9-2021	115,000	117,024
Citigroup Incorporated	6.13	3-9-2028	205,000	236,263
				353,287

Consumer Finance : 2.91%
Ally Financial Incorporated	7.50	9-15-2020	300,000	314,250
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,110,250
FirstCash Incorporated 144A	5.38	6-1-2024	2,985,000	3,082,102
Jefferies Finance LLC 144A	6.25	6-3-2026	2,225,000	2,265,606
Navient Corporation	8.00	3-25-2020	2,725,000	2,810,156
Springleaf Finance Corporation	6.63	1-15-2028	350,000	377,125
Springleaf Finance Corporation	7.13	3-15-2026	2,425,000	2,723,578
Springleaf Finance Corporation	8.25	12-15-2020	75,000	79,992
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,550,010
				16,313,069

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 3.00%
LPL Holdings Incorporated 144A	5.75%	9-15-2025	$16,250,000	$16,818,750

Insurance : 1.13%
AmWINS Group Incorporated 144A	7.75	7-1-2026	2,200,000	2,296,250
HUB International Limited 144A	7.00	5-1-2026	1,300,000	1,321,931
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	2,700,000	2,680,290
				6,298,471

Health Care : 11.36%
Health Care Equipment & Supplies : 2.00%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	975,000	1,007,906
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	500,000	515,625
Hologic Incorporated 144A	4.38	10-15-2025	4,700,000	4,719,928
Hologic Incorporated 144A	4.63	2-1-2028	475,000	486,875
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	3,501,000	3,578,092
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,000,000	887,500
				11,195,926

Health Care Providers & Services : 7.45%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	190,000	190,000
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	317,750
Centene Corporation 144A	5.38	6-1-2026	1,425,000	1,505,156
Centene Corporation	6.13	2-15-2024	650,000	680,875
CHS Incorporated	5.13	8-1-2021	6,350,000	6,286,500
Davita Incorporated	5.00	5-1-2025	2,125,000	2,082,543
Encompass Health Corporation	5.75	11-1-2024	160,000	161,803
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,794,000
MEDNAX Incorporated 144A	5.25	12-1-2023	1,220,000	1,217,889
MEDNAX Incorporated 144A	6.25	1-15-2027	1,075,000	1,066,938
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	6,900,000	6,692,724
MPT Operating Partnership LP	4.63	8-1-2029	875,000	885,391
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,348,938
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,320,000
MPT Operating Partnership LP	6.38	3-1-2024	515,000	540,750
NVA Holdings Company 144A	6.88	4-1-2026	425,000	454,750
Polaris Intermediate Corporation 144A	8.50	12-1-2022	1,200,000	1,113,000
Select Medical Corporation 144A%%	6.25	8-15-2026	1,950,000	1,979,250
Select Medical Corporation	6.38	6-1-2021	6,930,000	6,938,663
Tenet Healthcare Corporation	4.63	7-15-2024	614,000	625,513
Tenet Healthcare Corporation	6.00	10-1-2020	775,000	797,281
Vizient Incorporated 144A	6.25	5-15-2027	375,000	398,438
WellCare Health Plans Incorporated 144A	5.38	8-15-2026	350,000	370,171
				41,768,323

Health Care Technology : 1.45%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	6,300,000	6,313,860
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	1,375,000	1,406,281
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	391,875
				8,112,016

Life Sciences Tools & Services : 0.15%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	800,000	846,000

Pharmaceuticals : 0.31%
Bausch Health Companies Incorporated 144A	5.75	8-15-2027	175,000	184,188
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	350,000	360,500
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	175,000	181,892

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bausch Health Companies Incorporated 144A	8.50%	1-31-2027	$925,000	$1,018,749
				1,745,329

Industrials : 8.89%
Aerospace & Defense : 0.33%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,800,000	1,831,500

Airlines : 1.23%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,335,441
BBA US Holdings Incorporated 144A	5.38	5-1-2026	4,350,000	4,551,840
				6,887,281

Commercial Services & Supplies : 5.11%
ACCO Brands Corporation 144A	5.25	12-15-2024	725,000	743,125
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	6,150,000	6,455,655
Aramark Services Incorporated 144A	5.00	2-1-2028	450,000	469,125
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	205,960
Aramark Services Incorporated	5.13	1-15-2024	1,256,000	1,287,877
Covanta Holding Corporation	5.88	3-1-2024	5,000,000	5,125,500
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,556,250
Covanta Holding Corporation	6.00	1-1-2027	750,000	774,375
KAR Auction Services Incorporated 144A	5.13	6-1-2025	11,725,000	12,047,438
				28,665,305

Electrical Equipment : 0.29%
Resideo Funding Incorporated 144A	6.13	11-1-2026	1,550,000	1,637,188

Machinery : 1.46%
Harsco Corporation 144A	5.75	7-31-2027	125,000	128,750
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,816,000
Trimas Corporation 144A	4.88	10-15-2025	4,175,000	4,227,188
				8,171,938

Trading Companies & Distributors : 0.47%
Fortress Transportation and Infrastructure Investors LLC 144A	6.50	10-1-2025	2,525,000	2,616,531

Information Technology : 10.49%
Communications Equipment : 0.28%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,550,000	1,410,500
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	150,000	147,750
				1,558,250

Electronic Equipment, Instruments & Components : 0.06%
MTS Systems Corporation 144A	5.75	8-15-2027	350,000	359,625

IT Services : 3.79%
Cardtronics Incorporated 144A	5.50	5-1-2025	5,575,000	5,512,281
First Data Corporation 144A	5.00	1-15-2024	800,000	819,600
First Data Corporation 144A	5.38	8-15-2023	600,000	616,020
First Data Corporation 144A	5.75	1-15-2024	2,100,000	2,159,850
Gartner Incorporated 144A	5.13	4-1-2025	5,250,000	5,400,938
Infor US Incorporated	6.50	5-15-2022	875,000	890,313
Zayo Group LLC 144A	5.75	1-15-2027	1,350,000	1,370,250
Zayo Group LLC	6.38	5-15-2025	4,326,000	4,434,799
				21,204,051

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software : 1.56%
CDK Global Incorporated	4.88%	6-1-2027	$425,000	$439,386
CDK Global Incorporated	5.00	10-15-2024	1,050,000	1,112,979
CDK Global Incorporated 144A	5.25	5-15-2029	350,000	363,125
CDK Global Incorporated	5.88	6-15-2026	650,000	691,438
Fair Isaac Corporation 144A	5.25	5-15-2026	2,375,000	2,502,656
IQVIA Incorporated 144A	5.00	5-15-2027	725,000	755,726
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,690,000
Symantec Corporation 144A	5.00	4-15-2025	1,150,000	1,173,389
				8,728,699

Technology Hardware, Storage & Peripherals : 4.80%
Dell International LLC 144A	5.88	6-15-2021	5,125,000	5,213,596
Dell International LLC 144A	7.13	6-15-2024	10,175,000	10,760,146
NCR Corporation	5.88	12-15-2021	380,000	382,736
NCR Corporation	6.38	12-15-2023	10,268,000	10,545,441
				26,901,919

Materials : 5.11%
Chemicals : 0.11%
Valvoline Incorporated	5.50	7-15-2024	625,000	645,313

Containers & Packaging : 4.78%
Ball Corporation	4.00	11-15-2023	250,000	258,125
Ball Corporation	4.88	3-15-2026	1,100,000	1,166,550
Ball Corporation	5.25	7-1-2025	630,000	685,913
Berry Global Escrow Corporation 144A	5.63	7-15-2027	350,000	367,500
Berry Global Incorporated	5.13	7-15-2023	700,000	714,875
Berry Global Incorporated	6.00	10-15-2022	750,000	764,063
Crown Americas Capital Corporation VI	4.75	2-1-2026	1,700,000	1,747,600
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,910,000	3,419,250
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	3,675,000	3,261,563
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	750,000	678,750
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	925,000	962,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,399,125
Owens-Illinois Incorporated 144A	6.38	8-15-2025	6,350,000	6,931,422
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	1,451,000	1,476,393
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,502,750
Silgan Holdings Incorporated	5.50	2-1-2022	445,000	445,000
				26,780,879

Metals & Mining : 0.22%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	5,869,098	0
Novelis Corporation 144A	5.88	9-30-2026	850,000	880,813
Novelis Corporation 144A	6.25	8-15-2024	325,000	340,444
				1,221,257

Real Estate : 7.66%
Equity REITs : 7.66%
CoreCivic Incorporated	4.63	5-1-2023	800,000	760,600
CoreCivic Incorporated	5.00	10-15-2022	2,325,000	2,278,500
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,754,428
Equinix Incorporated	5.75	1-1-2025	2,475,000	2,558,606
Equinix Incorporated	5.88	1-15-2026	2,450,000	2,601,606
ESH Hospitality Incorporated 144A	5.25	5-1-2025	7,800,000	8,024,250
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,515,700
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,196,750

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Iron Mountain Incorporated	6.00%	8-15-2023	$5,185,000	$5,285,537
Sabra Health Care LP	5.38	6-1-2023	2,100,000	2,131,122
SBA Communications Corporation	4.00	10-1-2022	300,000	303,600
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,499,880
The Geo Group Incorporated	5.13	4-1-2023	1,874,000	1,672,545
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,474,981
The Geo Group Incorporated	5.88	10-15-2024	2,925,000	2,442,375
The Geo Group Incorporated	6.00	4-15-2026	1,760,000	1,443,200
				42,943,680

Utilities : 8.09%
Electric Utilities : 1.07%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,150,000	2,182,215
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	350,000	353,500
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,466,250
				6,001,965

Gas Utilities : 0.56%
AmeriGas Partners LP	5.63	5-20-2024	200,000	212,250
AmeriGas Partners LP	5.75	5-20-2027	2,250,000	2,362,500
Suburban Propane Partners LP	5.88	3-1-2027	575,000	580,750
				3,155,500

Independent Power & Renewable Electricity Producers : 6.46%
NSG Holdings LLC 144A	7.75	12-15-2025	7,694,824	8,262,317
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	11,518,000	11,748,360
TerraForm Global Operating LLC 144A	6.13	3-1-2026	2,800,000	2,842,000
TerraForm Power Operating LLC 144A	4.25	1-31-2023	7,225,000	7,232,008
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,283,750
TerraForm Power Operating LLC 144A	6.63	6-15-2025	3,600,000	3,798,000
				36,166,435

Total Corporate Bonds and Notes (Cost $677,633,045)				676,304,099

Loans : 7.06%
Communication Services : 1.62%
Media : 1.62%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.49	10-19-2023	7,731,375	7,712,047
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±	5.74	3-28-2025	1,380,720	1,376,123
				9,088,170

Consumer Discretionary : 1.58%
Hotels, Restaurants & Leisure : 1.58%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.48	8-8-2021	638,209	638,209
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.77	1-24-2023	9,995,372	8,212,898
				8,851,107

Consumer Staples : 0.08%
Household Products : 0.08%
Clearwater Paper Corporation ‡%%	3.25	7-24-2026	475,000	477,375

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy : 1.42%
Energy Equipment & Services : 0.27%
Hornbeck Offshore Services Incorporated (3 Month LIBOR +9.50%) ±‡	9.50%	2-5-2025	$2,082,500	$1,530,638

Oil, Gas & Consumable Fuels : 1.15%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±‡	8.98	10-29-2025	1,225,000	1,004,500
EPIC Crude Services LP (6 Month LIBOR +5.00%) ±	7.24	2-20-2026	3,850,000	3,781,432
Ultra Resources Incorporated (1 Month LIBOR +3.75%) ±	6.02	4-12-2024	2,196,394	1,632,206
				6,418,138

Financials : 1.25%
Capital Markets : 0.87%
Victory Capital Holdings Incorporated (3 Month LIBOR +3.25%) ±	5.57	7-1-2026	4,855,455	4,881,237

Diversified Financial Services : 0.38%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.76	4-30-2023	2,110,000	2,110,000

Industrials : 0.29%
Commercial Services & Supplies : 0.29%
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) ±	8.83	7-25-2022	2,025,000	1,621,013

Information Technology : 0.38%
Software : 0.38%
Emerald TopCo Incorporated %%	2.50	7-24-2026	2,150,000	2,144,088

Materials : 0.21%
Containers & Packaging : 0.21%
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.98	2-5-2023	1,190,840	1,190,030

Real Estate : 0.23%
Real Estate Management & Development : 0.23%
Capital Automotive LP (1 Month LIBOR +6.00%) ±	8.23	3-24-2025	1,262,425	1,264,799

Total Loans (Cost $43,186,103)				39,576,595

		Expiration date	Shares
Rights : 0.08%
Utilities : 0.08%
Independent Power & Renewable Electricity Producers : 0.08%
Vistra Energy Corporation †		12-31-2046	559,650	447,720

Total Rights (Cost $582,794)				447,720

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 10.76%
Communication Services : 0.30%
Diversified Telecommunication Services : 0.15%
Intelsat Luxembourg SA	8.13	6-1-2023	1,000,000	807,200

Portfolio of investments — July 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

	Interest rate	Maturity date	Principal	Value
Media : 0.15%
Nielsen Holding and Finance BV 144A	5.50%	10-1-2021	$850,000	$852,125

Energy : 2.36%
Energy Equipment & Services : 0.78%
Valaris plc %%	5.75	10-1-2044	7,652,000	4,361,642

Oil, Gas & Consumable Fuels : 1.58%
Baytex Energy Corporation 144A	5.13	6-1-2021	2,450,000	2,446,938
Baytex Energy Corporation 144A	5.63	6-1-2024	3,584,000	3,422,720
Griffin Coal Mining Company Limited 144A(a)†	9.50	12-1-2016	1,410,935	0
Griffin Coal Mining Company Limited (a)†	9.50	12-1-2016	193,118	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	2,950,000	2,986,875
				8,856,533

Financials : 3.43%
Banks : 0.82%
Intelsat Connect Finance Company 144A	9.50	2-15-2023	825,000	740,190
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	4,000,000	3,860,000
				4,600,190

Diversified Financial Services : 2.61%
Intelsat Jackson Holdings SA	5.50	8-1-2023	10,515,000	9,686,944
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	233,741
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	3,400,000	3,391,840
Trivium Packaging Finance BV 144A%%	5.50	8-15-2026	800,000	825,000
Trivium Packaging Finance BV 144A%%	8.50	8-15-2027	475,000	499,938
				14,637,463

Health Care : 2.12%
Pharmaceuticals : 2.12%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	1,632,000	1,641,188
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	962,000
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	3,600,000	3,625,920
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,875,000	3,965,869
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	525,000	544,294
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	1,100,000	1,160,500
				11,899,771

Industrials : 1.95%
Commercial Services & Supplies : 1.58%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	8,500,000	8,840,000

Electrical Equipment : 0.37%
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	810,410
Sensata Technologies BV 144A	6.25	2-15-2026	1,225,000	1,296,969
				2,107,379

Materials : 0.60%
Containers & Packaging : 0.60%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	600,000	609,300
Ardagh Packaging Finance plc 144A	4.63	5-15-2023	275,000	281,875
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	1,300,000	1,372,033

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Materials (continued)
OI European Group BV 144A		4.00%	3-15-2023	$1,075,000	$1,080,375
					3,343,583

Total Yankee Corporate Bonds and Notes (Cost $61,696,546)					60,305,886

		Yield		Shares
Short-Term Investments : 2.11%
Investment Companies : 2.11%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.23		11,802,826	11,802,826

Total Short-Term Investments (Cost $11,802,826)					11,802,826

Total investments in securities (Cost $794,901,920)	140.71%				788,437,712
Other assets and liabilities, net	(40.71)				(228,127,357)

Total net assets	100.00%				$560,310,355

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
*	The Fund has stopped accruing interest on this security.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,406,889	45,055,719	39,659,782	11,802,826	$11,802,826	2.11%

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments — July 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2019, the Fund had no unfunded loan commitments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Materials	$586	$0	$0	$586
Corporate bonds and notes	0	676,304,099	0	676,304,099
Loans	0	34,454,082	5,122,513	39,576,595
Rights
Utilities	0	447,720	0	447,720
Yankee corporate bonds and notes	0	60,305,886	0	60,305,886
Short-term investments
Investment companies	11,802,826	0	0	11,802,826

Total assets	$11,803,412	$771,511,787	$5,122,513	$788,437,712

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At July 31, 2019, the Fund did not have any transfers into/out of Level 3.